Registration Nos. 33-74092
                                                                        811-8288
================================================================================

                       CONSECO VARIABLE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                             Dated December 10, 2001

                          Supplement to the Prospectus
                              dated May 1, 2001 for

               CONSECO ACHIEVEMENT SERIES AND EDUCATOR SERIES
                           FIXED AND VARIABLE ANNUITY
                    (CONSECO VARIABLE ANNUITY ACCOUNT E)

The following supplements certain information contained in your prospectus for the Conseco Achievement Series and Educator Series Fixed and Variable Annuity:

(1) FUND MERGER

Pursuant to a vote taken at a Special Meeting of the Shareholders on October 25, 2001, the shareholders of the Growth and Income Portfolio (the "Fund") of Mitchell Hutchins Series Trust have approved an Agreement and Plan of Acquisition and Termination providing for the transfer of all of the assets of the Fund to the corresponding series of Alliance Variable Products Series Fund, Inc. ("Alliance Portfolio"), in exchange for shares of the Alliance Portfolio and the assumption by the Alliance Portfolio of the stated liabilities of the Fund, and distribution of such shares to the shareholders of the Fund and liquidation and dissolution of the Fund.

(a) As a result of the Agreement and Plan of Acquisition and Termination described above, the Mitchell Hutchins Series Trust will no longer be an investment option. The following replaces the investment option previously listed under the "Mitchell Hutchins Series Trust" at the front of your prospectus:

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (successor by merger to the following portfolio of MITCHELL HUTCHINS SERIES TRUST)
   (not available for new sales as of May 1, 2001) Advised by Alliance Capital Management, L.P.

   Growth and Income Portfolio

(b) In the Appendix to your prospectus detailing more information about the participating investment portfolios, the following text replaces the summary of the investment objectives and strategies of the Mitchell Hutchins Series Trust - Growth and Income Portfolio:

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (successor by merger to the following portfolio of MITCHELL HUTCHINS SERIES TRUST)
   (not available for new sales as of May 1, 2001) Advised by Alliance Capital Management, L.P.

   Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management, L.P. serves as manager and administrator to the portfolio. The following portfolio is available under the contract:

   GROWTH AND INCOME PORTFOLIO

   The Growth and Income Portfolio's investment objective is to seek reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. The Portfolio invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. The Portfolio also may invest in fixed-income and convertible securities and in securities of foreign issuers.

(c) The Separate Account's fund expenses and expense examples have been revised as a result of the Agreement and Plan of Acquisition and Termination described above to show those of the Alliance Portfolio. The revised charges are included in the charts in paragraph (2 below.

(2) RESTATED EXPENSES AND EXPENSE EXAMPLES

(a) In the "Fee Table" section of the prospectus, the following chart reflects the charges under "Annual Fund Expenses" for all investment options:

ANNUAL FUND EXPENSES:
(as a percentage of the average daily net assets of a portfolio)


                                                                                                         TOTAL ANNUAL
                                                                                  OTHER EXPENSES          PORTFOLIO
                                                                                  (AFTER EXPENSE           EXPENSES
                                                                                  REIMBURSEMENT,        (AFTER EXPENSE
                                                                                     IF ANY,            REIMBURSEMENT,
                                                        MANAGEMENT      12b-1      FOR CERTAIN           IF ANY, FOR
                                                           FEES         FEES       PORTFOLIOS)       CERTAIN PORTFOLIOS)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST (1) (2) (3)
----------------------------------------------------------------------------------------------------------------------------
Conseco 20 Focus Portfolio                                 0.80%        0.25%         0.10%                 1.15%
Equity Portfolio                                           0.79%        0.25%         0.06%                 1.10%
Balanced Portfolio                                         0.77%        0.25%         0.08%                 1.10%
High Yield Portfolio                                       0.80%        0.25%         0.10%                 1.15%
Fixed Income Portfolio                                     0.63%        0.25%         0.07%                 0.95%
Government Securities Portfolio                            0.64%        0.25%         0.06%                 0.95%
Money Market Portfolio                                     0.39%         --           0.06%                 0.45%

----------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                            0.75%         --           0.04%                 0.79%
Alger American Leveraged AllCap Portfolio                  0.85%         --           0.05%                 0.90%
Alger American Mid Cap Growth Portfolio                    0.80%         --           0.04%                 0.84%
Alger American Small Capitalization Portfolio              0.85%         --           0.05%                 0.90%

----------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                0.63%         --           0.06%                 0.69%

----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (4)
----------------------------------------------------------------------------------------------------------------------------
VP Income & Growth Fund                                    0.70%         --           0.00%                 0.70%
VP International Fund                                      1.23%         --           0.00%                 1.23%
VP Value Fund                                              1.00%         --           0.00%                 1.00%

----------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST (5)
----------------------------------------------------------------------------------------------------------------------------
Berger IPT--Growth Fund                                    0.75%         --           0.25%                 1.00%
Berger IPT--Large Cap Growth Fund                          0.75%         --           0.15%                 0.90%
Berger IPT--Small Company Growth Fund                      0.85%         --           0.13%                 0.98%
Berger IPT--New Generation Fund                            0.85%         --           0.30%                 1.15%
Berger IPT--International Fund                             0.85%         --           0.35%                 1.20%
----------------------------------------------------------------------------------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(Initial Shares) (6)  --                                    0.75%         --           0.03%                 0.78%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (Initial Shares) (6)              0.25%         --           0.01%                 0.26%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (Initial Shares) (6)
----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Disciplined Stock Portfolio                    0.75%         --           0.06%                 0.81%
Dreyfus VIF International Value Portfolio                  1.00%         --           0.39%                 1.39%

----------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES (7)
----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         0.60%         --           0.16%                 0.76%
Federated International Equity Fund II                     0.98%         --           0.30%                 1.28%
Federated Utility Fund II                                  0.75%         --           0.16%                 0.91%
Federated International Small Company Fund II              0.15%         --           1.35%                 1.50%

----------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS (8)
----------------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth Portfolio                  0.70%        0.25%         0.10%                 1.05%
First American Mid Cap Growth Portfolio                    0.70%        0.25%         0.20%                 1.15%

----------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC. (9)
----------------------------------------------------------------------------------------------------------------------------
INVESCO VIF--High Yield Fund                               0.60%         --           0.45%                 1.05%
INVESCO VIF--Equity Income Fund                            0.75%         --           0.33%                 1.08%
INVESCO VIF--Financial Services Fund                       0.75%         --           0.34%                 1.09%
INVESCO VIF--Health Sciences Fund                          0.75%         --           0.32%                 1.07%
INVESCO VIF--Real Estate Opportunity Fund                  0.90%         --           0.83%                 1.73%
INVESCO VIF--Technology Fund                               0.72%         --           0.30%                 1.02%
INVESCO VIF--Telecommunications Fund                       0.75%         --           0.31%                 1.06%

----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES, INSTITUTIONAL SHARES (10)
----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio                                0.65%         --           0.01%                 0.66%
Growth Portfolio                                           0.65%         --           0.02%                 0.67%
Worldwide Growth Portfolio                                 0.65%         --           0.04%                 0.69%

----------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. (11)
----------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Equity Portfolio                         0.75%        0.25%         0.25%                 1.25%

Lazard Retirement Small Cap Portfolio                      0.75%        0.25%         0.25%                 1.25%

----------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                0.50%         --           0.52%                 1.02%

----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond Portfolio                            0.65%         --           0.11%                 0.76%
Partners Portfolio                                         0.82%         --           0.10%                 0.92%
Midcap Growth Portfolio                                    0.84%         --           0.14%                 0.98%

----------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES

----------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                                 0.65%        0.25%         0.03%                 0.93%
Pioneer Equity--Income VCT Portfolio                       0.65%        0.25%         0.06%                 0.96%
Pioneer Europe VCT Portfolio (12)                          0.95%        0.25%         0.50%                 1.70%

----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
OTC Fund                                                   0.75%         --           0.71%                 1.46%
Nova Fund                                                  0.75%         --           0.67%                 1.42%
U.S. Government Money Market Fund                          0.50%         --           0.64%                 1.14%

----------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC. (13)
----------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio (Class 2)0.75%        0.25%         0.12%                 1.12%
Seligman Global Technology Portfolio (Class 2)             1.00%        0.15%         0.40%                 1.55%

----------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC. (14)
----------------------------------------------------------------------------------------------------------------------------
Opportunity Fund II                                        1.00%         --           0.10%                 1.10%

----------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC. (15)
----------------------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund II                              1.00%         --           0.20%                 1.20%

----------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST (16)
----------------------------------------------------------------------------------------------------------------------------
Worldwide Bond Fund                                        1.00%         --           0.15%                 1.15%
Worldwide Emerging Markets Fund                            1.00%         --           0.26%                 1.26%
Worldwide Hard Assets Fund                                 1.00%         --           0.14%                 1.14%

Worldwide Real Estate Fund                                 1.00%         --           0.45%                 1.45%

EXPLANATION OF FEE TABLE

     (1) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through 4/30/02 to ensure that total annual operating expenses do not exceed: 1.15% for the Conseco 20 Focus and High Yield Portfolios; 1.10% for the Equity and Balanced Portfolios; 0.95% for the Fixed Income and Government Securities Portfolio; and 0.45% for the Money Market Portfolio.

     (2) Conseco Capital Management, Inc., in order to meet the expense limitations above, has waived its management fees in excess of the annual rate set forth above. Absent such waivers, the management fees would be 0.85% for the Conseco 20 Focus and High Yield Portfolios; 0.80% for the Equity and Balanced Portfolios; and 0.65% for the Fixed Income, Government Securities and Money Market Portfolios.

     (3) Expense information has been restated to reflect the new 12b-1 Distribution Fees.

     (4) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

     (5) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--Growth Fund and the Berger IPT--Large Cap Growth Fund exceed 1.00%, the normal operating expenses in any fiscal year of each of the Berger IPT--Small Company Growth Fund and the Berger IPT--New Generation Fund exceed 1.15%, and the normal operating expenses of the Berger IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, Other Expenses for the Berger IPT--Growth Fund, the Berger IPT--New Generation Fund, the Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund and the Berger IPT--International Fund would have been 0.55%, 2.67%, 0.15%, 0.13% and 1.27%, respectively, and their Total Annual Portfolio Expenses would have been 1.30%, 3.52%, 0.90%, 0.98%, and 2.12%, respectively. These waivers/reimbursements may not be terminated or amended except by a vote of the Fund's Board of Trustees.

Effective May 12, 2000, the investment advisory fee charged to the Berger IPT--International Fund was reduced to the following rates of average daily net assets: 0.85% of the first $500 million; 0.80% of the next $500 million; and 0.75% of all amounts in excess of $1 billion. The amounts shown reflect the restated advisory fee.

     (6) The expenses for the investment portfolios are for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than those indicated in the fee table.

     (7) The adviser voluntarily waived a portion of its management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the International Equity Fund II(after the voluntary waiver) was 0.98% for the fiscal year ended December 31, 2000.

     (8) U.S. Bancorp Piper Jaffray Asset Management intends to waive management fees or otherwise pay other expenses during the current fiscal year so that the total operating expenses do not exceed 1.05% and 1.15%, respectively, for Class 1B shares of First American Large Cap Growth Portfolio and First American Mid Cap Growth Portfolio. Fee waivers may be discontinued at any time.

     (9) Each Fund's actual Other Expenses and Total Operating Expenses were lower than the figures shown because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the VIF Real Estate Opportunity Fund were voluntarily absorbed by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following the consultation of the Board of Directors. After absorption, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the period ended December 31, 2000 were 0.83% and 1.73%, respectively, of the Fund's average net assets.

     (10) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

     (11) Effective January 1, 2000, Lazard Asset Management, the Fund's investment adviser voluntarily agreed to reimburse all expenses through December 31, 2000 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 2000 would have been 5.07% for the Lazard Retirement Equity Portfolio and 2.76% for the Lazard Retirement Small Cap Portfolio.

     (12) Expenses are estimated for the fiscal year ended December 31, 2001, and reflect the expense limitation in effect through December 31, 2001, under which Pioneer Investment Management, Inc. has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce the Portfolio's Class 1 expenses to 1.50% of the average daily net assets attributable to Class 1 shares. The portion of the portfolio's expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class 1 shares. Absent this arrangement, the management fee would be 1.00% and the estimated total annual operating expenses of the Portfolio's Class II shares would be 1.75%.

     (13) The amounts of the Management and 12b-1 Fees and Other Expenses are annualized expenses for the period ended December 31, 2000. Seligman

Communications and Information Portfolio and Seligman Global Technology Portfolio began offering Class 2 shares charging 12b-1 fees effective May 1, 2000.

     (14) As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 1.00% of the fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses so that the total annual fund operating expenses are capped at 1.10%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund's shareholders. A cap on total annual fund operating expenses lowers the fund's overall expense ratio and increases the fund's return to investors.

     (15) As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 1.00% of the fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses so that the total annual fund operating expenses are capped at 1.20%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund's shareholders. A cap on total annual fund operating expenses lowers the fund's overall expense ratio and increases the fund's return to investors.

     (16) Operating Expenses for the Worldwide Hard Assets Fund, the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund were reduced by a brokerage agreement where the Funds direct certain portfolio trades to a broker that, in return, pays a portion of the Funds' operating expenses. The Advisor agreed to assume expenses on the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund exceeding 1.30% and 1.50%, respectively, of average daily net assets except Interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2000. Without such absorption, Other Expenses were 0.16% for the Worldwide Hard Assets Fund, 0.33% for the Worldwide Emerging Markets Fund and 1.27% for the Worldwide Real Estate Fund for the year ended December 31, 2000 and Total Expenses were 1.16%, 1.33% and 2.27%, respectively.

(b) In the "Examples" section of the prospectus, the following charts reflect the expense examples for all investment options:

EXAMPLES:
You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the sub-account listed:

Example A - Assuming surrender at the end of the periods shown:

                                                                                       1 Year  3 Years   5 Years  10 Years
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                                            $112.10  $154.61   $186.25   $300.70
Equity Portfolio                                                                      $111.60  $153.11   $183.76   $295.83
Balanced Portfolio                                                                    $111.60  $153.11   $183.76   $295.83
High Yield Portfolio                                                                  $112.10  $154.61   $186.25   $300.70
Fixed Income Portfolio                                                                $110.10  $148.58   $176.25   $281.08
Government Securities Portfolio                                                       $110.10  $148.58   $176.25   $281.08
Money Market Portfolio                                                                $105.10  $133.38   $150.90   $230.32
ALGER AMERICAN FUND
Alger American Growth Portfolio                                                       $108.50  $143.73   $168.20   $265.10
Alger American Leveraged Allcap Portfolio                                             $109.60  $147.07   $173.74   $276.11
Alger American MidCap Growth Portfolio                                                $109.00  $145.25   $170.72   $270.12
Alger American Small Capitalization Portfolio                                         $109.60  $147.07   $173.74   $276.11
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Portfolio                                                          $107.60  $141.00   $163.64   $256.00
VP International Fund                                                                 $112.90  $157.02   $190.23   $308.45
VP Value Fund                                                                         $110.60  $150.09   $178.76   $286.02
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund                                                               $110.60  $150.09   $178.76   $286.02
Berger IPT--Large Cap Growth Fund                                                     $109.60  $147.07   $173.74   $276.11
Berger IPT--Small Company Growth Fund                                                 $110.40  $149.48   $177.76   $284.04
Berger IPT--New Generation Fund                                                       $112.10  $154.61   $186.25   $300.70
Berger IPT--International Fund                                                        $112.60  $156.12   $188.74   $305.55
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)                       $108.40  $143.43   $167.69   $264.09
DREYFUS STOCK INDEX FUND (Initial Shares)                                             $103.20  $127.57   $141.13   $210.38
DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF Disciplined Stock Portfolio                                               $108.70  $144.34   $169.21   $267.11
Dreyfus VIF International Value Portfolio                                             $114.50  $161.82   $198.14   $323.76
FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                                                    $108.20  $142.82   $166.68   $262.08
Federated International Equity Fund II                                                $113.40  $158.52   $192.70   $313.26
Federated Utility Fund II                                                             $109.70  $147.37   $174.24   $277.10
Federated International Small Company Fund II                                         $115.60  $165.12   $203.55   $334.14
FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio                                               $112.10  $154.61   $186.25   $300.70
First American Large Cap Growth Portfolio                                             $111.10  $151.60   $181.26   $290.94
INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco VIF--High Yield Fund                                                          $111.10  $151.60   $181.26   $290.94
Invesco VIF--Equity Income Fund                                                       $111.40  $152.50   $182.76   $293.88
Invesco VIF--Financial Services Fund                                                  $111.50  $152.81   $183.26   $294.85
Invesco VIF--Health Sciences Fund                                                     $111.30  $152.20   $182.26   $292.90
Invesco VIF--Real Estate Opportunity Fund                                             $117.90  $171.98   $214.78   $355.51
Invesco VIF--Technology Fund                                                          $110.80  $150.69   $179.76   $287.99
Invesco VIF--Telecommunications Fund                                                  $111.20  $151.90   $181.76   $291.92
JANUS ASPEN SERIES (Institutional Shares)
Aggressive Growth Portfolio                                                           $107.20  $139.78   $161.61   $251.93
Growth Portfolio                                                                      $107.30  $140.09   $162.12   $252.95
Worldwide Growth Portfolio                                                            $107.50  $140.69   $163.13   $254.99
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                                    $113.10  $157.62   $191.22   $310.37
Lazard Retirement Small Cap Portfolio                                                 $113.10  $157.62   $191.22   $310.37

LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                                           $110.80  $150.69   $179.76   $287.99
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Growth And Income Portfolio                                                           $107.50  $140.69   $163.13   $254.99
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                                       $108.20  $142.82   $166.68   $262.08
Partners Portfolio                                                                    $109.80  $147.67   $174.75   $278.10
Midcap Growth Portfolio                                                               $110.40  $149.48   $177.76   $284.04
PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                                            $109.90  $147.97   $175.25   $279.09
Pioneer Equity-Income VCT Portfolio                                                   $110.20  $148.88   $176.75   $282.07
Pioneer Europe VCT Portfolio                                                          $117.60  $171.09   $213.32   $352.75
RYDEX VARIABLE TRUST
OTC Fund                                                                              $115.20  $163.92   $201.58   $330.38
Nova Fund                                                                             $114.80  $162.72   $199.62   $326.60
U.S. Government Money Market Fund                                                     $112.00  $154.31   $185.75   $299.73
SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)                           $111.80  $153.71   $184.76   $297.78
Seligman Global Technology Portfolio (Class 2)                                        $116.10  $166.61   $206.00   $338.83
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                                   $111.60  $153.11   $183.76   $295.83
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II                                                          $112.60  $156.12   $188.74   $305.55
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                                   $112.10  $154.61   $186.25   $300.70
Worldwide Emerging Markets Fund                                                       $113.20  $157.92   $191.71   $311.34
Worldwide Hard Assets Fund                                                            $112.00  $154.31   $185.75   $299.73
Worldwide Real Estate Fund                                                            $115.10  $163.62   $201.09   $329.44

Annual maintenance charges have been approximated as a 0.16% annual asset charge.

Example B - Assuming annuitization at the end of the periods shown: You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                                                                       1 Year  3 Years   5 Years  10 Years
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                                            $112.10  $154.61   $141.85   $300.70
Equity Portfolio                                                                      $111.60  $153.11   $139.37   $295.83
Balanced Portfolio                                                                    $111.60  $153.11   $139.37   $295.83
High Yield Portfolio                                                                  $112.10  $154.61   $141.85   $300.70
Fixed Income Portfolio                                                                $110.10  $148.58   $131.91   $281.08
Government Securities Portfolio                                                       $110.10  $148.58   $131.91   $281.08
Money Market Portfolio                                                                $105.10  $133.38   $106.69   $230.32
ALGER AMERICAN FUND
Alger American Growth Portfolio                                                       $108.50  $143.73   $123.89   $265.10
Alger American Leveraged Allcap Portfolio                                             $109.60  $147.07   $129.41   $276.11
Alger American MidCap Growth Portfolio                                                $109.00  $145.25   $126.40   $270.12
Alger American Small Capitalization Portfolio                                         $109.60  $147.07   $129.41   $276.11
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Portfolio                                                          $107.60  $141.00   $119.36   $256.00
VP International Fund                                                                 $112.90  $157.02   $145.80   $308.45
VP Value Fund                                                                         $110.60  $150.09   $134.40   $286.02
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund                                                               $110.60  $150.09   $134.40   $286.02
Berger IPT--Large Cap Growth Fund                                                     $109.60  $147.07   $129.41   $276.11
Berger IPT--Small Company Growth Fund                                                 $110.40  $149.48   $133.40   $284.04
Berger IPT--New Generation Fund                                                       $112.10  $154.61   $141.85   $300.70
Berger IPT--International Fund                                                        $112.60  $156.12   $144.32   $305.55
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)                       $108.40  $143.43   $123.39   $264.09
DREYFUS STOCK INDEX FUND (Initial Shares)                                             $103.20  $127.57    $96.97   $210.38
DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF Disciplined Stock Portfolio                                               $108.70  $144.34   $124.90   $267.11
Dreyfus VIF International Value Portfolio                                             $114.50  $161.82   $153.67   $323.76
FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                                                    $108.20  $142.82   $122.39   $262.08
Federated International Equity Fund II                                                $113.40  $158.52   $148.27   $313.26
Federated Utility Fund II                                                             $109.70  $147.37   $129.91   $277.10
Federated International Small Company Fund II                                         $115.60  $165.12   $159.05   $334.14
FIRST AMERICAN INSURANCE PORTFOLIOS

First American Mid Cap Growth Portfolio                                               $112.10  $154.61   $141.85   $300.70
First American Large Cap Growth Portfolio                                             $111.10  $151.60   $136.89   $290.94
INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco VIF--High Yield Fund                                                          $111.10  $151.60   $136.89   $290.94
Invesco VIF--Equity Income Fund                                                       $111.40  $152.50   $138.38   $293.88
Invesco VIF--Financial Services Fund                                                  $111.50  $152.81   $138.88   $294.85
Invesco VIF--Health Sciences Fund                                                     $111.30  $152.20   $137.88   $292.90
Invesco VIF--Real Estate Opportunity Fund                                             $117.90  $171.98   $170.22   $355.51
Invesco VIF--Technology Fund                                                          $110.80  $150.69   $135.40   $287.99
Invesco VIF--Telecommunications Fund                                                  $111.20  $151.90   $137.39   $291.92
JANUS ASPEN SERIES (Institutional Shares)
Aggressive Growth Portfolio                                                           $107.20  $139.78   $117.35   $251.93
Growth Portfolio                                                                      $107.30  $140.09   $117.85   $252.95
Worldwide Growth Portfolio                                                            $107.50  $140.69   $118.86   $254.99
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                                    $113.10  $157.62   $146.79   $310.37
Lazard Retirement Small Cap Portfolio                                                 $113.10  $157.62   $146.79   $310.37
LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                                           $110.80  $150.69   $135.40   $287.99
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Growth And Income Portfolio                                                           $107.50  $140.69   $118.86   $254.99
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                                       $108.20  $142.82   $122.39   $262.08
Partners Portfolio                                                                    $109.80  $147.67   $130.41   $278.10
Midcap Growth Portfolio                                                               $110.40  $149.48   $133.40   $284.04
PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                                            $109.90  $147.97   $130.91   $279.09
Pioneer Equity-Income VCT Portfolio                                                   $110.20  $148.88   $132.41   $282.07
Pioneer Europe VCT Portfolio                                                          $117.60  $171.09   $168.77   $352.75
RYDEX VARIABLE TRUST

OTC Fund                                                                              $115.20  $163.92   $157.10   $330.38
Nova Fund                                                                             $114.80  $162.72   $155.14   $326.60
U.S. Government Money Market Fund                                                     $112.00  $154.31   $141.35   $299.73
SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)                           $111.80  $153.71   $140.36   $297.78
Seligman Global Technology Portfolio (Class 2)                                        $116.10  $166.61   $161.49   $338.83
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                                   $111.60  $153.11   $139.37   $295.83
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II                                                          $112.60  $156.12   $144.32   $305.55
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                                   $112.10  $154.61   $141.85   $300.70
Worldwide Emerging Markets Fund                                                       $113.20  $157.92   $147.28   $311.34
Worldwide Hard Assets Fund                                                            $112.00  $154.31   $141.35   $299.73
Worldwide Real Estate Fund                                                            $115.10  $163.62   $156.61   $329.44

Annual maintenance charges have been approximated as a 0.16% annual asset charge.

Example C - Assuming the contract stays in force through the periods shown: You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                                                                       1 Year  3 Years   5 Years  10 Years
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                                             $27.10   $83.18   $141.85   $300.70
Equity Portfolio                                                                       $26.60   $81.68   $139.37   $295.83
Balanced Portfolio                                                                     $26.60   $81.68   $139.37   $295.83
High Yield Portfolio                                                                   $27.10   $83.18   $141.85   $300.70
Fixed Income Portfolio                                                                 $25.10   $77.19   $131.91   $281.08
Government Securities Portfolio                                                        $25.10   $77.19   $131.91   $281.08
Money Market Portfolio                                                                 $20.10   $62.12   $106.69   $230.32
ALGER AMERICAN FUND
Alger American Growth Portfolio                                                        $23.50   $72.38   $123.89   $265.10
Alger American Leveraged Allcap Portfolio                                              $24.60   $75.69   $129.41   $276.11
Alger American MidCap Growth Portfolio                                                 $24.00   $73.89   $126.40   $270.12
Alger American Small Capitalization Portfolio                                          $24.60   $75.69   $129.41   $276.11
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Portfolio                                                           $22.60   $69.67   $119.36   $256.00
VP International Fund                                                                  $27.90   $85.56   $145.80   $308.45
VP Value Fund                                                                          $25.60   $78.69   $134.40   $286.02
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund                                                                $25.60   $78.69   $134.40   $286.02
Berger IPT--Large Cap Growth Fund                                                      $24.60   $75.69   $129.41   $276.11
Berger IPT--Small Company Growth Fund                                                  $25.40   $78.09   $133.40   $284.04
Berger IPT--New Generation Fund                                                        $27.10   $83.18   $141.85   $300.70
Berger IPT--International Fund                                                         $27.60   $84.67   $144.32   $305.55
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)                        $23.40   $72.08   $123.39   $264.09
DREYFUS STOCK INDEX FUND (Initial Shares)                                              $18.20   $56.35    $96.97   $210.38
DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)

Dreyfus VIF Disciplined Stock Portfolio                                                $23.70   $72.99   $124.90   $267.11
Dreyfus VIF International Value Portfolio                                              $29.50   $90.33   $153.67   $323.76
FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                                                     $23.20   $71.48   $122.39   $262.08
Federated International Equity Fund II                                                 $28.40   $87.05   $148.27   $313.26
Federated Utility Fund II                                                              $24.70   $75.99   $129.91   $277.10
Federated International Small Company Fund II                                          $30.60   $93.59   $159.05   $334.14
FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio                                                $27.10   $83.18   $141.85   $300.70
First American Large Cap Growth Portfolio                                              $26.10   $80.19   $136.89   $290.94
INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco VIF--High Yield Fund                                                           $26.10   $80.19   $136.89   $290.94
Invesco VIF--Equity Income Fund                                                        $26.40   $81.08   $138.38   $293.88
Invesco VIF--Financial Services Fund                                                   $26.50   $81.38   $138.88   $294.85
Invesco VIF--Health Sciences Fund                                                      $26.30   $80.78   $137.88   $292.90
Invesco VIF--Real Estate Opportunity Fund                                              $32.90  $100.40   $170.22   $355.51
Invesco VIF--Technology Fund                                                           $25.80   $79.29   $135.40   $287.99
Invesco VIF--Telecommunications Fund                                                   $26.20   $80.49   $137.39   $291.92
JANUS ASPEN SERIES (Institutional Shares)
Aggressive Growth Portfolio                                                            $22.20   $68.47   $117.35   $251.93
Growth Portfolio                                                                       $22.30   $68.77   $117.85   $252.95
Worldwide Growth Portfolio                                                             $22.50   $69.37   $118.86   $254.99
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                                     $28.10   $86.16   $146.79   $310.37
Lazard Retirement Small Cap Portfolio                                                  $28.10   $86.16   $146.79   $310.37
LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                                            $25.80   $79.29   $135.40   $287.99
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Growth And Income Portfolio                                                            $22.50   $69.37   $118.86   $254.99
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                                        $23.20   $71.48   $122.39   $262.08
Partners Portfolio                                                                     $24.80   $76.29   $130.41   $278.10
Midcap Growth Portfolio                                                                $25.40   $78.09   $133.40   $284.04
PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                                             $24.90   $76.59   $130.91   $279.09
Pioneer Equity-Income VCT Portfolio                                                    $25.20   $77.49   $132.41   $282.07
Pioneer Europe VCT Portfolio                                                           $32.60   $99.51   $168.77   $352.75
RYDEX VARIABLE TRUST
OTC Fund                                                                               $30.20   $92.41   $157.10   $330.38
Nova Fund                                                                              $29.80   $91.22   $155.14   $326.60
U.S. Government Money Market Fund                                                      $27.00   $82.88   $141.35   $299.73
SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)                            $26.80   $82.28   $140.36   $297.78
Seligman Global Technology Portfolio (Class 2)                                         $31.10   $95.07   $161.49   $338.83
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                                    $26.60   $81.68   $139.37   $295.83
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II                                                           $27.60   $84.67   $144.32   $305.55
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                                    $27.10   $83.18   $141.85   $300.70
Worldwide Emerging Markets Fund                                                        $28.20   $86.46   $147.28   $311.34

Worldwide Hard Assets Fund                                                             $27.00   $82.88   $141.35   $299.73
Worldwide Real Estate Fund                                                             $30.10   $92.11   $156.61   $329.44

Annual maintenance charges have been approximated as a 0.16% annual asset charge.